ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Derivative liability, beginning	$ 38,741,832	$ 6,847,877
Addition of new conversion option derivatives	817,791	2,572,723
Extinguishment/modification	(178,429)
Conversion of note derivatives	(12,225,353)	(2,795,340)
Change in fair value	(26,907,744)	32,116,572
Derivative liability, ending	248,097	38,741,832
Warrants [Member]
Derivative liability, beginning	1,397,997	188,822
Addition of new conversion option derivatives	0
Extinguishment/modification	(343)
Conversion of note derivatives	(1,869,768)
Change in fair value	472,117	1,209,175
Derivative liability, ending	3	1,397,997
Notes [Member]
Derivative liability, beginning	37,343,835	6,659,055
Addition of new conversion option derivatives	817,791	2,572,723
Extinguishment/modification	(178,086)
Conversion of note derivatives	(10,355,585)	(2,795,340)
Change in fair value	(27,379,861)	30,907,397
Derivative liability, ending	$ 284,094	$ 37,343,835